Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$ 1,858,570	$ 7,369,119	$ 4,814,703
Adjustments to reconcile net income to net cash provided by operating activities:
Amortization of intangible assets	4,396,683	2,352,639	2,333,334
Amortization of right-of-use assets	101,838
Share-based compensation	584,150
Investment loss	539
Interest expenses on loans from related parties	45,131
Deferred income tax	548,889
Change in fair value of warrant liabilities	237,055
Changes in operating assets and liabilities:
Accounts receivable	(2,152,551)	(6,813,674)	(12,079,780)
Prepaid expenses and other receivables	46,018	(41,966)
Accounts payable	3,194,278	(3,158,729)	2,547,916
Amount due to related parties	(160,025)	21,640	7,626
Accrued expenses and other liabilities	1,854,267	3,702,668	951,932
Income tax payable	(1,403,063)	1,601,933	970,148
Lease liabilities	(84,766)
Net cash provided by/(used in) operating activities	9,067,013	5,033,630	(454,121)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of intangible assets	(14,651,000)	(7,410,933)
Loans to related parties	(10,372)
Net cash used in investing activities	(14,661,372)	(7,410,933)
CASH FLOWS FROM FINANCING ACTIVITIES
Payment for listing costs	(213,052)	(817,871)
Loan from a third party		977,156	66,545
Repayment of loan from a third party	(199,582)	(629,570)
Loans from related parties	515,576	354,977	569,059
Repayment of loans from related parties	(468,795)	(3,638)	(45,102)
Proceeds from convertible promissory notes		4,889,074
Cash inflow from reverse recapitalization	1,136,951
Proceeds from PIPE investments	2,600,000
Repayment of sponsor loans	(200,000)
Net cash provided by financing activities	3,171,098	4,770,128	590,502
Effect of exchange rate changes	(5,774)	45,860	(2,380)
Net change in cash	(2,429,035)	2,438,685	134,001
Cash at the beginning of the year	2,581,086	142,401	8,400
Cash at the end of the year	152,051	2,581,086	142,401
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Cash paid for interest	10,145	59,414
Cash paid for income tax expenses	1,398,306,000,000
SUPPLEMENTAL SCHEDULE OF NON-CASH ITEM
Lease liabilities arising from obtaining right-of-use assets	807,360
Net assets acquired from Reverse recapitalization	7,514,745
Financing funds received by a third party on behalf of the Group	2,900,000
Conversion from Convertible Promissory Notes	5,020,253
Offering costs recognized as additional paid-in capital	1,030,923
Issuance of New Promissory Notes to replace the Tristar’s original Sponsor Loans	$ 3,125,000